Restructuring (Tables)	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Rollforward of Liability Balances

The following tables provide a rollforward of the liability balances associated with the Altona plant shutdown for the years ended December 31, 2013 and 2014, respectively:

	Balance at December 31, 2013	Expenses	Deductions(1)	Balance at December 31, 2014
Employee termination benefit charges	$1,408	$302	$(1,710)	$—
Contract termination charges	3,388	1,409	(2,669)	2,128
Other(2)	26	1,277	(1,303)	—

Total	$4,822	$2,988	$(5,682)	$2,128

	Balance at December 31, 2012	Expenses	Deductions(1)	Balance at December 31, 2013
Employee termination benefit charges	$—	$2,589	$(1,181)	$1,408
Contract termination charges	—	3,934	(546)	3,388
Other(2)	—	215	(189)	26

Total	$—	$6,738	$(1,916)	$4,822

(1)	Includes primarily payments made against the existing accrual, as well as immaterial impacts of foreign currency remeasurement.
(2)	Includes demolition and decommissioning charges incurred, primarily related to labor and third party service costs.